Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure Excluding Noncurrent Inventory [Text Block]
6.	Inventories

	December 31,
	2017	2016

Raw materials	$3,298	$2,251
Work in progress	3,275	1,387
Finished goods	13,045	10,464
Total inventories	$19,618	$14,102

For the year ended December 31, 2017, the Company charged $2,757 of excessive fixed production overhead to cost of sales (2016 - $3,232, 2015 - $2,154).

For the year ended December 31, 2017, cost of sales includes $1,231 of inventory provision for products that are likely to expire before being sold (2016 - $6,377, 2015 - $1,820).